UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New Jersey (88.3%)
Bridgewater Township NJ BAN	2.000%	8/11/11	6,600	6,643
Burlington County NJ BAN	1.500%	10/20/11	10,675	10,748
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.230%	3/7/11 LOC	12,150	12,150
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.220%	3/7/11 LOC	49,500	49,500
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.210%	3/7/11 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.190%	3/7/11 LOC	43,870	43,870
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.220%	3/7/11 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.260%	3/7/11 LOC	41,900	41,900
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,640	2,712
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,780	2,856
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,000	2,055
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	1,400	1,438
Egg Harbor Township NJ School District GO	5.100%	7/15/11 (Prere.)	2,950	3,032
Essex County Improvement Authority Revenue
(Fern Senior Housing Project) VRDO	0.230%	3/7/11 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.220%	3/7/11 LOC	11,625	11,625
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.200%	3/7/11 LOC	5,500	5,500
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.260%	3/7/11 (4)	4,185	4,185
Gloucester County NJ BAN	2.000%	9/29/11	13,500	13,630
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.090%	3/1/11	38,500	38,500
Hopewell Township NJ BAN	2.000%	6/9/11	6,990	7,018
Linden NJ BAN	1.500%	5/12/11	14,174	14,202
1 Madison Borough NJ Board of Education TOB
VRDO	0.250%	3/7/11 LOC	11,675	11,675
Mahwah Township NJ BAN	2.000%	8/12/11	5,000	5,035
Mahwah Township NJ BAN	2.000%	10/14/11	8,000	8,081
Mercer County NJ BAN	1.500%	2/13/12	37,290	37,645
New Jersey Building Authority Revenue VRDO	0.210%	3/7/11 LOC	13,070	13,070
New Jersey Building Authority Revenue VRDO	0.210%	3/7/11 LOC	26,865	26,865
New Jersey Building Authority Revenue VRDO	0.210%	3/7/11 LOC	26,780	26,780
New Jersey Economic Development Authority
Exempt Facility Revenue (Logan Project) CP	0.290%	3/4/11 LOC	42,575	42,575

New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.370%	3/7/11 LOC	8,000	8,000
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.200%	3/7/11 LOC	2,270	2,270
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Nui Corp.)
VRDO	0.220%	3/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
NaturalGas Facilities Revenue (New Jersey
Natural Gas) VRDO	0.300%	3/7/11 LOC	8,500	8,500
New Jersey Economic Development Authority
NaturalGas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.220%	3/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.190%	3/7/11 LOC	18,300	18,300
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.270%	3/7/11	7,900	7,900
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.200%	3/1/11 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.200%	3/7/11 LOC	14,275	14,275
New Jersey Economic Development Authority
Revenue (Presbyterian Homes Assisted
Living) VRDO	0.190%	3/7/11 LOC	9,800	9,800
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.360%	3/7/11 LOC	10,800	10,800
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/11 (ETM)	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	7,040	7,139
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	7,300	7,405
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	10,000	10,146
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.240%	3/7/11	9,955	9,955
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.250%	3/7/11	11,020	11,020
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.190%	3/1/11 LOC	8,655	8,655
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.190%	3/1/11 LOC	51,370	51,370
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.200%	3/7/11 LOC	6,400	6,400
1 New Jersey Economic Development Authority
Revenue TOB VRDO	0.250%	3/7/11	10,260	10,260

New Jersey Economic Development Authority
Revenue(Geriatric Services Housing Corp.
Inc. - CNJJHA Assisted Living Project) VRDO	0.280%	3/7/11 LOC	11,435	11,435
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.170%	3/1/11	4,800	4,800
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.200%	3/7/11 LOC	12,015	12,015
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container) VRDO	0.230%	3/7/11 LOC	23,700	23,700
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.200%	3/7/11 LOC	7,300	7,300
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.250%	3/7/11	25,200	25,200
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.250%	3/7/11	13,625	13,625
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.260%	3/7/11 LOC	9,170	9,170
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/11	3,000	3,048
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.260%	3/7/11	10,900	10,900
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.210%	3/7/11 LOC	15,210	15,210
New Jersey Environmental Infrastructure Trust
Revenue	3.000%	9/1/11	4,865	4,931
1 New Jersey GO TOB PUT	0.300%	3/16/11	50,000	50,000
New Jersey GO TOB PUT	0.310%	4/5/11	25,000	25,000
1 New Jersey GO TOB VRDO	0.220%	3/1/11	22,700	22,700
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.240%	3/7/11 LOC	20,000	20,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)
VRDO	0.240%	3/7/11 LOC	20,000	20,000
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.200%	3/7/11 (12)	14,430	14,430
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.310%	3/7/11 (12)	5,635	5,635
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.200%	3/7/11 LOC	9,625	9,625
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare)
VRDO	0.190%	3/7/11 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.200%	3/7/11 LOC	9,280	9,280

New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.200%	3/7/11 LOC	9,000	9,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.190%	3/7/11 LOC	14,665	14,665
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	3/1/11 LOC	1,700	1,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.190%	3/7/11 LOC	23,850	23,850
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.220%	3/7/11 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.260%	3/7/11	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.270%	3/7/11 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.280%	3/7/11 (4)	11,945	11,945
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.350%	3/7/11 (4)	21,015	21,015
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.350%	3/7/11 (4)	14,025	14,025
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.320%	3/7/11	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.370%	3/7/11	6,840	6,840
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.210%	3/7/11	25,000	25,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.230%	3/7/11	10,500	10,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.230%	3/7/11	13,900	13,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.230%	3/7/11	9,900	9,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.230%	3/7/11	21,800	21,800
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.250%	3/7/11	9,000	9,000
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/11 (ETM)	7,165	7,266
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.500%	6/15/11 (ETM)	7,510	7,642
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/11 (Prere.)	5,000	5,183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	3,000	3,133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	330	344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	1,440	1,504

1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.250%	3/7/11	15,950	15,950
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.250%	3/7/11	12,655	12,655
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.260%	3/7/11 LOC	11,045	11,045
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.260%	3/7/11 LOC	39,530	39,530
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.280%	3/7/11 LOC	24,355	24,355
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.360%	3/7/11 (4)	6,745	6,745
New Jersey Turnpike Authority Revenue VRDO	0.210%	3/7/11 LOC	15,900	15,900
New Jersey Turnpike Authority Revenue VRDO	0.270%	3/7/11 LOC	73,100	73,100
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.510%	3/7/11 LOC	30,000	30,000
Port Authority of New York & New Jersey CP	0.320%	4/6/11	4,000	4,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.260%	3/7/11	4,000	4,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.270%	3/7/11 (4)	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.270%	3/7/11	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.270%	3/7/11 (4)	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.290%	3/7/11 (4)	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.320%	3/7/11	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.330%	3/7/11 (4)	23,315	23,315
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.350%	3/7/11	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.350%	3/7/11	5,555	5,555
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.360%	3/7/11 (4)	4,050	4,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.360%	3/7/11	7,320	7,320
Princeton NJ Regional School District GO	3.000%	2/1/12	2,500	2,559
Princeton University New Jersey CP	0.280%	3/8/11	7,650	7,650
Rockaway Township NJ BAN	2.000%	9/30/11	9,912	10,001
Rutgers State University New Jersey Revenue
VRDO	0.180%	3/1/11	33,070	33,070
Rutgers State University New Jersey Revenue
VRDO	0.200%	3/1/11	64,705	64,705
Scotch Plains Township NJ BAN	1.500%	1/20/12	9,150	9,233
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.200%	3/7/11 LOC	32,525	32,525
1 Tobacco Settlement Financing Corp. New
Jersey Revenue TOB VRDO	0.260%	3/7/11 (Prere.)	21,885	21,885
Union County NJ BAN	2.000%	7/1/11	30,000	30,152
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.090%	3/1/11	27,410	27,410
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.090%	3/1/11	16,350	16,350
Vineland NJ (Electric Utility) GO VRDO	0.270%	3/7/11 LOC	8,400	8,400

Wayne Township NJ BAN	2.000%	9/16/11	5,500	5,545
				1,882,276
Puerto Rico (11.8%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.360%	3/7/11 (12)	5,450	5,450
1 Puerto Rico Electric Power Authority Revenue
TOB VRDO	0.260%	3/7/11 (4)	11,330	11,330
Puerto Rico GO VRDO	0.200%	3/7/11 LOC	3,700	3,700
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.270%	3/7/11 (4)	4,450	4,450
1 Puerto Rico Housing Finance Authority Revenue
TOB VRDO	0.260%	3/7/11	6,760	6,760
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/11	12,575	12,575
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	23,070	24,127
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,662
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	72,650	74,092
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11	39,300	39,300
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11	6,725	6,725
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11 LOC	8,720	8,720
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.270%	3/7/11	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.280%	3/7/11 LOC	8,975	8,975
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.280%	3/7/11 LOC	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.280%	3/7/11 LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	3/7/11	11,800	11,800
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.360%	3/7/11	8,375	8,375
				251,241
Total Tax-Exempt Municipal Bonds (Cost $2,133,517)				2,133,517
Total Investments (100.1%) (Cost $2,133,517)				2,133,517
Other Assets and Liabilities-Net (-0.1%)				(3,043)
Net Assets (100%)				2,130,474

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $581,845,000, representing 27.3% of net assets.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

New Jersey Tax-Exempt Money Market Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New Jersey (97.5%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/11 (14)	4,025	4,027
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,140
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,698
Atlantic County NJ Utility Authority Sewer
Revenue	6.875%	1/1/12 (ETM)	370	387
Bayonne NJ TAN	5.750%	7/1/35	7,500	7,679
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,495
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,140	1,207
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,335	1,413
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,265	1,339
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,025	1,085
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
ElectricCo. Project)	6.800%	3/1/21 (14)	15,400	18,370
Cape May County NJ Municipal Utility Authority
Revenue	5.250%	1/1/18 (14)	2,165	2,230
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,502
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,000	3,929
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	10,000	11,278
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/20 (2)	5,010	5,602
Evesham NJ Utility Authority Revenue	5.000%	7/1/16 (2)	3,435	3,595
Evesham NJ Utility Authority Revenue	5.000%	7/1/18 (2)	1,605	1,666
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	9,825	6,282
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	6,966
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	32,200	19,443
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	7,500	8,424
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/16 (14)	1,000	1,065

Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/17 (14)	865	933
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/20 (14)	1,150	1,217
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/23 (14)	1,000	1,030
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	2,250	2,524
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,387
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,028
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (14)	9,590	10,405
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,054
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,175
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	6,885	7,253
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	7,676	8,086
Jackson Township NJ Board of Education GO	5.250%	6/15/21 (14)	11,195	12,735
Marlboro Township NJ Board of Education GO	5.000%	7/15/14	1,045	1,062
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	2,590	2,747
Middlesex County NJ COP	5.000%	8/1/11 (14)	1,050	1,070
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,218
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/22 (14)	1,825	1,841
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/23 (14)	1,925	1,934
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/15	365	204
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/20	500	236
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/32	5,100	2,350
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.125%	1/1/37	3,500	1,609
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/19	1,585	1,723
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/20	1,600	1,737
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/21	2,375	2,577
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,101
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,250
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of
Education)	5.000%	7/15/12 (Prere.)	2,115	2,245

Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of
Education)	5.000%	7/15/12 (Prere.)	2,225	2,361
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,651
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,446
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,077
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.250%	12/1/18 (2)	2,000	2,138
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.250%	12/1/21 (2)	1,275	1,321
Montgomery Township NJ School District GO	5.250%	8/1/13 (14)	1,285	1,322
Montgomery Township NJ School District GO	5.250%	8/1/17 (14)	1,280	1,316
Montgomery Township NJ School District GO	5.250%	8/1/18 (14)	910	935
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,013
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,339
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,585
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,020
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.210%	3/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.210%	3/1/11 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.210%	3/1/11 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	19,500	17,485
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/12 (2)	2,500	2,401
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/13 (2)	3,000	2,726
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,192
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	14,325
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,537
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	25,175	25,396
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (2)(ETM)	1,200	1,331
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	7,996
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,416
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	10,757
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,098
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,255	11,093

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,149
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,366
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/18	2,650	2,788
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,657
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	10,285	11,468
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	5,331
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,232
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,000	2,115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,692
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,714
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	3,000	3,131
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,000	3,054
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	9,589
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	7,960
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,313
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	11,906
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,002
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	9,515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	5,480	5,426
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,025
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	6,960
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	1,000	965
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	7,825	7,459
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	7,556
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	18,250	16,983
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	22,150	20,527
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,678
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,754
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	31,625	34,919

New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,521
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,173
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	3,861
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,372
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,258
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	936
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	7,294
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	2.832%	3/1/11	7,900	7,900
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	3.450%	3/1/11	2,350	2,350
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,115
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	5,965	6,384
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	2,739
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,471
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,905
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,280
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/21 (14)	1,550	1,707
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,758
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	886
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,318
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,267
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,873
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	3,060

New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,747
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,170
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,536
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	4,980
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,378
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,030
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,470	1,494
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,725	1,753
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,000	1,016
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	2,934
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,801
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	977
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	6,977
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	9,455
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	4,748
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,798
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,068
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/15 (14)	1,550	1,598
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	5,000	4,870
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	235	241
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	190	195
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	205	211
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	3,080
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/14 (14)	2,070	2,118
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/15 (14)	1,690	1,729
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/16 (14)	1,845	1,887
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,245
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/12 (2)	1,275	1,280
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/15 (2)	400	405

New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/16 (2)	200	203
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,200
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,617
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	7,965
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,319
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,319
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,226
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	9,626
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	10,349
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,580
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	1,000	1,019
New Jersey GO	5.000%	8/1/16	5,190	5,840
New Jersey GO	5.000%	8/1/17	9,035	10,185
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,554
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,153
New Jersey GO	5.000%	8/15/19	5,000	5,570
New Jersey GO	5.000%	6/1/20	915	1,005
New Jersey GO	5.000%	6/1/21	6,835	7,415
2 New Jersey GO TOB VRDO	0.220%	3/1/11	8,600	8,600
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,756
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,244
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,379
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,348
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	5.750%	7/1/12 (Prere.)	2,220	2,369
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	6.250%	7/1/12 (Prere.)	1,750	1,879
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	6.250%	7/1/17	2,200	2,280
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	5.750%	7/1/25	2,780	2,817
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,724
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,737
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	9,243
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,726
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/24	800	731

New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	2,803
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	5,983
New Jersey Health Care Facilities Financing
Authority Revenue (Community Medical
Center/Kimball Medical Center/Kensington
Manor Care Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,283
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	14,947
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,428
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,146
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	1,717
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	4,081
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	10,395
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,514
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11 LOC	7,300	7,300
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11 LOC	7,150	7,150
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,174
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.125%	7/1/35	3,450	3,090
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.625%	7/1/13 (4)	7,255	7,277
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.250%	7/1/29 (4)	11,355	11,196
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,390	4,158

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian III) VRDO	0.230%	3/7/11 (4)	11,400	11,400
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	4,778
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	9,005
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	6,525
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/13 (14)	2,695	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/16 (14)	2,340	2,342
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	864
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (14)	1,740	822
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	850
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,025
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,028
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,035
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,048
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.200%	3/1/11 LOC	2,055	2,055
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,046
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,454
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,444
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	6,280	6,420
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	3,000	2,956
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	6,000	5,899
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,087
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,907
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	3,370	3,629
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)(ETM)	605	639
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	530	558
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,505	6,138

New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)(ETM)	250	299
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,219
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,000	1,055
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	21,148
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,500	1,638
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,504
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (14)(ETM)	5,000	5,801
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,780
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,810	3,016
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	3,735
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,683
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	1,998
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,122
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	5,862
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	8,783
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	17,675	19,010
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,500	8,066
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,629
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,298
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	9,000	9,616
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	7,605
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	8,000	8,581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,596
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	9,407
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	6,177
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	8,900	4,337
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	4,972

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,279
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,033
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	7,501
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	3,336
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	10,800	4,504
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	4,463
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	18,000	5,927
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	2,916
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,360	7,704
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	2,802
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	18,500	4,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	1,543
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	2,403
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	20,085	20,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	669
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	2,231
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	1,711
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,168
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	2,111
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	4,365	737
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	10,000	1,571
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	2,363
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,075
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,260	3,475
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	2,221
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	615
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.260%	3/7/11	6,785	6,785
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.230%	3/7/11 LOC	5,100	5,100

New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	248
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)(ETM)	770	846
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	13,841
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	22,095	24,883
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,904
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	22,747
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,421
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,347
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,501
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,349
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	18,500	18,828
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	10,620
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	21,127
2 New Jersey Turnpike Authority Revenue TOB
VRDO	0.310%	3/7/11 LOC	13,455	13,455
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,135
Ocean County NJ Utility Authority Wastewater
Revenue	5.250%	1/1/17	2,665	2,752
Ocean County NJ Utility Authority Wastewater
Revenue	5.250%	1/1/18	2,220	2,287
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	2,500	2,950
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,854
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,592
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	3,831
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,100	1,159
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	9,000	8,829
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	4,592
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,433
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,531
Port Authority of New York & New Jersey
Revenue	4.750%	11/15/32	4,000	3,853
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	8,000	7,628
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	8,500	8,417
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	6,415
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	11,663
Port Authority of New York & New Jersey
Revenue	4.250%	7/15/40	2,250	1,880
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	4,716
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	2,931

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	4,840
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,154
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,019
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,450
Stafford NJ Municipal Utility Authority Water &
Sewer Revenue	5.500%	6/1/11 (14)	750	757
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	17,785
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	1,225	1,254
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	22,718
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	21,755	18,115
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	16,735	11,864
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	10,000	6,996
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	34,260	35,884
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	9,000	5,476
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	11,455	6,857
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/18 (14)	1,975	2,053
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/20 (14)	2,185	2,242
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/22 (14)	2,420	2,452
University of Medicine & Dentistry New Jersey
Revenue	6.500%	12/1/12 (ETM)	1,755	1,870
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/15 (2)	2,325	2,413
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/16 (2)	1,110	1,147
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/19 (2)	2,000	2,040
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/20 (2)	3,675	3,731
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/21 (2)	2,000	2,026
				1,808,171
Puerto Rico (1.1%)
Puerto Rico GO	5.500%	7/1/18	5,540	5,755
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,500	3,988
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	4,125	4,700
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	1,374
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,250	3,400
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,135	1,187
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	887
				21,291

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,506
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,426
				4,932
Guam (0.2%)
Guam Government Limited Obligation
Infrastructure Improvement Revenue	5.125%	11/1/11 (2)	3,400	3,381
Total Tax-Exempt Municipal Bonds (Cost $1,843,842)				1,837,775
Total Investments (99.1%) (Cost $1,843,842)				1,837,775
Other Assets and Liabilities-Net (0.9%)				16,555
Net Assets (100%)				1,854,330

1 Securities with a value of $1,435,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $28,840,000, representing 1.6% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).

New Jersey Long-Term Tax-Exempt Fund

(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,837,775	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(116)	—	—
Total	(112)	1,837,775	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these

New Jersey Long-Term Tax-Exempt Fund

instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	June 2011	(115)	(25,104)	(42)
5-Year United States Treasury Note	June 2011	(236)	(27,597)	(74)
10-Year United States Treasury Note	June 2011	(390)	(46,428)	(150)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $1,846,682,000. Net unrealized depreciation of investment securities for tax purposes was $8,907,000, consisting of unrealized gains of $39,683,000 on securities that had risen in value since their purchase and $48,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.